Venezuelan Operations	12 Months Ended
Dec. 31, 2011
Venezuelan Operations [Abstract]
Venezuelan Operations

21. Venezuelan operations

     The Company conducts business in Venezuela where currency restrictions exist, limiting the Company's ability to immediately access cash through repatriations at the government's official exchange rate. The Company's access to these funds remains available for use within this jurisdiction and is not restricted. The official exchange rate is established by the Central Bank of Venezuela and the Venezuelan Ministry of Finance and the acquisition of foreign currency at the official exchange rate by Venezuelan companies to pay foreign debt or dividends is subject to a registration and approval process by the relevant Venezuelan authorities. Such approvals had become less forthcoming over the time, resulting in a parallel market where entities could exchange Venezuelan bolívares fuertes into U.S. dollars using a bond-based exchange process under which bonds traded in Venezuela were purchased in Venezuelan bolívares fuertes and then immediately exchanged outside Venezuela for bonds denominated in U.S. dollars at a specified, and less favorable, parallel exchange market rate.

     During 2009 the Company's access to the official exchange rate for purposes of paying imports was more limited than in 2008 as a result of an increase in restrictions and a more rigorous approval process. In addition, the Company was historically unable to access to the official exchange rate for royalty payments, being obliged to access to the parallel exchange market in order to honor its foreign debts and also to pay intercompany loans. In 2009, the Company exchanged bonds for $37.1 million and recorded a loss of $52.5 million, in connection with the settlement of intercompany loans.

     As discussed in Note 3, the financial statements of the Company's foreign subsidiaries are translated in accordance with guidance in ASC Topic 830, Foreign Currency Matters. Such guidance states that the rate applicable for purposes of dividend remittances shall be used to translate foreign currency financial statements, except when unusual circumstances exist. Prior to December 31, 2009, the Company had concluded that the existence of the parallel market in Venezuela did not constitute unusual circumstances which justified the use of an exchange rate other than the official exchange rate for purposes of foreign currency translation. Therefore, the official rate of 2.15 Venezuelan bolívares fuertes per U.S. dollar was used to translate the operations of the Company's Venezuelan subsidiaries for fiscal year 2009. As conditions in Venezuela evolved during 2009, the Company reassessed the appropriateness of use of the official exchange rate for translation purposes. As a result, effective December 31, 2009, the Company changed the translation rate from the official exchange rate of 2.15 Venezuelan bolívares fuertes per U.S. dollar at December 31, 2009 to the parallel exchange rate of 5.97 Venezuelan bolívares fuertes per U.S. dollar. This change resulted in a $76.4 million charge recorded in the cumulative translation adjustment component of "Accumulated other comprehensive loss" within shareholders' equity. Had the Company reported results of its Venezuelan operations for fiscal year 2009 using the weighted average parallel exchange rate of 6.16 Venezuelan bolívares fuertes per U.S. dollar instead of the 2.15 official exchange rate, the Company's revenues, operating income and net income would have been $298.4 million, $47.5 million and $2.0 million lower, respectively.

     On May 17, 2010, the Venezuelan Congress modified the Foreign Exchange Crime Act. The amendments, which result in a penalty for any security transactions not carried out through the Central Bank of Venezuela, were primarily designed to increase control of debt security transactions that were used to buy and sell foreign currency that resulted in the parallel rate. As a result of this reform, the parallel exchange market prevailing in Venezuela disappeared, leaving local brokers out of this market and leaving companies without alternatives for foreign currency trade other than those approved and conducted through the Central Bank. In June, 2010, the Central Bank introduced a newly regulated foreign currency exchange system (SITME), pursuant to which companies can acquire, with certain limits, U.S. dollars at an exchange rate to be established by the Central Bank. Most of the exchanges in SITME have been executed at the exchange rate of 5.30 Venezuelan bolívares fuertes per U.S. dollar.

     Since the Company had access and used the parallel exchange market to acquire U.S. dollars, the Company used the parallel exchange rate to measure transactions denominated in local currency and convert them to the U.S. dollar functional currency during the period from January 1, 2010 through May 31, 2010. The last available quotation of the parallel exchange rate before the system was cancelled was 8.10 Venezuelan bolívares fuertes per U.S. dollar. Effective June 1, 2010 the Company started to use the new regulated rate of 5.30 Venezuelan bolívares fuertes per U.S. dollar to measure transactions denominated in local currency.

     Revenues, operating income and net income of the Venezuelan operations were $278,639, $31,789 and $26,664, respectively, for fiscal year 2011 and $184,657, $18,699 and $5,069, respectively, for fiscal year 2010.